INCOME TAXES - Recognized deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets (liabilities)		$ 0
Temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized	$ 4,653,000	3,328,000
Mineral properties and exploration expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets (liabilities)	(8,173,000)	0
Long term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets (liabilities)	(1,786,000)	(322,000)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets (liabilities)	10,447,000	867,000
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets (liabilities)	$ (488,000)	$ (545,000)